PUBLIC OFFERING (Details) - USD ($)		9 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary sale of stock
Net proceeds of sale of the Units in the Public Offering		$ 226,000,000
Public Warrants | Class A ordinary share
Subsidiary sale of stock
Number of shares issuable per warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
IPO
Subsidiary sale of stock
Number of units sold	23,000,000
Share price	$ 10.00
Net proceeds of sale of the Units in the Public Offering	$ 230,000,000
IPO | Public Warrants
Subsidiary sale of stock
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
IPO | Public Warrants | Class A ordinary share
Subsidiary sale of stock
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50